Inventory valuation	6 Months Ended
Jun. 30, 2020
Disclosure of inventories [Abstract]
Disclosure of inventories [text block]	Inventory valuation A provision of $289 million was held against hydrocarbon inventories at 30 June 2020 ($290 million at 31 December 2019) to write them down to their net realizable value.